Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
6	Cash and cash equivalents

Cash and cash equivalents comprise the bank accounts and short-term, highly liquid financial investments, immediately convertible into known cash amounts, and subject to an insignificant risk of change in value, with intention and possibility to be redeemed in the short term, within 90 days, as of the date of investment, without losing income.

	As of December 31,
	2024	2023	2022
Cash and bank accounts – Brazil	106	352	213
Cash and bank accounts – Abroad (*)	28	22	24
Financial investments – Brazil (**)	5,494	5,085	5,605
	5,628	5,459	5,842

(*)	As of December 31, 2024, the Company had funds held abroad, being R$28 in US Dollars (R$22 in US dollars as of December 31, 2023 and R$24 in US dollars as of December 31, 2022).

(**)	As of December 31, 2024, the financial investments correspond to repurchase and resale agreements, with a weighted average interest rate of 98.54% of CDI – Interbank Deposit Certificate (95.92% of CDI as of December 31, 2023 and 92.80% of CDI as of December 31, 2022).The Company’s exposure to interest rate indexes and the sensitivity analysis for these financial assets are disclosure in note 16.7.